Unsecured notes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unsecured note issued, Balance at Beginning of Period	$ 4,218,128	$ 4,218,128
Less: Repayment	(4,218,128)	0	0
Unsecured note issued, Balance at end of Period	0	4,218,128	4,218,128
Less: Current portion	0	(4,218,128)
Long-term portion	$ 0	$ 0